RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
8. RELATED PARTY TRANSACTIONS

A Plus International, Inc.

During the three months ended March 31, 2012 the Company purchased approximately $1.8 thousand in connection with the manufacture of surgical products used in the Safety-Sponge® System by A Plus International, Inc. (“A Plus”), of which the vast majority was recognized in cost of revenue. At March 31, 2012, the Company’s accounts payable included $1.6 million owed to A Plus in connection with the purchase of surgical products used in the Safety-Sponge® System. Wayne Lin, a Director and significant beneficial owner of the Company is a founder and significant owner of A Plus.

15. RELATED PARTY TRANSACTIONS

A Plus International, Inc.

For the years ended December 31, 2011 and 2010, the Company purchased approximately $4.3 million and $6.0 million, respectively, in connection with the manufacture of surgical products used in the Safety-Sponge® System by A Plus, by which the vast majority was recognized in cost of revenues .  At December 31, 2011 and 2010, the Company’s accounts payable included $1.2 million and $2.2 million respectively, owed to A Plus in connection with the manufacture and supply of surgical products used in the Safety-Sponge® System. Effective June 1, 2009, the terms of the Company’s supply agreement with A Plus were clarified to provide that title to surgical products purchased, transferred to the Company upon receipt by A Plus at its Chino, California warehouse. Wayne Lin, a Director and significant beneficial owner of the Company is a founder and significant owner of A Plus. On June 24, 2010, A Plus converted $1.0 million of accounts payable owed to A Plus into 10,000 shares of Series B Convertible Preferred Stock.

Release and Separation Agreements

During 2010, in connection with the Series B Convertible Preferred Stock financing (see Note 11 to our Consolidated Financial Statements, appearing elsewhere in this prospectus), Steven H. Kane, the Company’s former CEO, resigned as a Director, President and Chief Executive Officer, and Howard E. Chase, Loren McFarland, Eugene A. Bauer, MD, and William M. Hitchcock also resigned as members of our board of directors (the “Board”) and received certain severance benefits.

In connection with Mr. Kane’s resignation, we entered into a Separation Agreement and Mutual General Release with Steven Kane (the “Kane Release”). Under the Kane Release, Mr. Kane will receive, subject to compliance with its terms, 12 months of salary and health payments, and waived his rights to any bonus payment, or payment for excise taxes. The Kane Release also provided for the payment to Mr. Kane, in cash, of an aggregate $235 thousand as payment in full for all accrued Director Fees and salary, accrued vacation, and accrued severance benefits of $349 thousand as of June 30, 2010 as provided in his employment agreement. The Kane Release contains other provisions, including provisions relating to stock options and other matters.

In connection with the resignation of Messrs. Chase, McFarland, Hitchcock and Dr. Bauer as members of our Board, effective as of June 24, 2010, we entered into a Separation Agreement and Mutual General Release with such individuals (the “Director Release”). The Director Release provided for the payment, in cash, of the following unpaid Director’s fees not previously approved by the Compensation Committee:  $83.5 thousand to Mr. Chase, $64.9 thousand to Mr. McFarland, $10.0 thousand to Mr. Hitchcock and $10.0 thousand to Dr. Bauer. The Director Release contains other provisions, including provisions relating to stock options and other matters.